Retirement Benefit Plans - Summary of Benefits Expected to be Paid Out (Detail) $ in Millions	Dec. 31, 2023 USD ($)
United States [Member]
Schedule of Expected Future Pension Benefit Payment [Line Items]
2024	$ 24.4
2025	25.7
2026	25.9
2027	26.3
2028	26.8
2029-2033	133.5
Foreign [Member]
Schedule of Expected Future Pension Benefit Payment [Line Items]
2024	37.1
2025	38.9
2026	37.0
2027	37.8
2028	36.9
2029-2033	$ 173.3